SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN DOMESTIC EQUITY FUNDS II

I.              Evergreen Small Cap Value Fund (the “Fund”)

                Effective October 31, 2007, James L. Kaplan will no longer serve as a portfolio manager of the Fund.  The remaining portfolio management team members will continue to manage the Fund.

                Any information in the Fund’s prospectus and SAI regarding Mr. Kaplan should be considered amended to reflect this change.

April 12, 2007

579332 (4/07)